Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Cash	￦	132	138
Other demand deposits		968,966	927,650
Short-term deposits classified as cash equivalents		559,239	211,424
Short-term investments classified as cash equivalents		841,402	219,133

	￦	2,369,739	1,358,345